N-2 - $ / shares	Dec. 29, 2023	Nov. 30, 2023
Cover [Abstract]
Entity Central Index Key	0001899017
Amendment Flag	false
Securities Act File Number	814-01474
Document Type	8-K
Entity Registrant Name	BAIN CAPITAL PRIVATE CREDIT
Entity Address, Address Line One	200 CLARENDON STREET
Entity Address, Address Line Two	37TH FLOOR
Entity Address, City or Town	BOSTON
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	516-2000
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
General Description of Registrant [Abstract]
Share Price [Table Text Block]
The net asset value (“
NAV
”) per share for Class I Shares of the Fund as of November 30, 2023, as determined in accordance with the Fund’s valuation policy, is set forth below.

NAV per share as of November 30, 2023
Class I Shares	$25.00

Class I Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 25